Summary of Significant Accounting Policies - Schedule of Summarizes Activity In The Allowance For Doubtful (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of period	$ (741)	$ (354)	$ (150)
Provision for uncollectible accounts	$ 4,953	436	220
Uncollectible accounts written off		49	16
Balance at end of period		$ (741)	$ (354)